As filed with the Securities and Exchange Commission on February 17, 2012

File No. 033-22821
File No. 811-05601

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 55

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 56

SEI INSTITUTIONAL INTERNATIONAL TRUST

(Formerly, "SEI International Trust")
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)
☐  on [date] pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on [date] pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 55 to Registration Statement No. 033-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of February, 2012.

SEI INSTITUTIONAL INTERNATIONAL TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	February 17, 2012
Rosemarie B. Greco

	*	Trustee	February 17, 2012
William M. Doran

	*	Trustee	February 17, 2012
George J. Sullivan, Jr.

	*	Trustee	February 17, 2012
Nina Lesavoy

	*	Trustee	February 17, 2012
James M. Williams

	*	Trustee	February 17, 2012
Mitchell A. Johnson

	*	Trustee	February 17, 2012
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief	February 17, 2012
	Robert A. Nesher	Executive Officer

	/s/ Peter A. Rodriguez	Controller & Chief	February 17, 2012
	Peter A. Rodriguez	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)